Leases (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 15, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases (Textual)
Lease liability and right-of-use asset	$ 790		$ 206
Lease liability	688		28
Lease receivables [Member]
Leases (Textual)
Lease liability and right-of-use asset	$ 790	$ 817	$ 206	$ 0
Lease liability		$ 534